STOCK-BASED COMPENSATION (Deferred and Restricted Stock) (Details) (Deferred Stock [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 years		Dec. 31, 2009		Dec. 31, 2008
Deferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Cost	$ 82
Weighted-average Recognition Period, in years	0.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested But Not Issued	178,288
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding, shares, beginning balance	12,213,000
Nonvested, weighted average grant date fair value per share, beginning of period	$ 27.91	[1]
Granted, shares	4,630,000
Weighted-average grant date fair value per share, granted	$ 27.89	[1]	$ 11.70		$ 38.38
Vested, shares	(1,305,000)
Weighted-average fair value per share of deferred stock granted vested	$ 52.28	[1]
Canceled, shares	(287,000)
Weighted average grant date fair value per share, canceled	$ 24.48	[1]
Outstanding, shares, ending balance	15,251,000		12,213,000
Nonvested, weighted average grant date fair value per share, end of period	$ 25.89	[1]	$ 27.91	[1]
Total fair value of deferred stock vested and delivered	38	[2]	20	[2]	11	[2]
Total fair value of deferred stock vested and delivered, related tax benefit	14		7		4
Total compensation expense for deferred stock awards	123		80		95
Stock-based compensation expense related tax benefit	$ 46		$ 30		$ 35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested But Not Issued, Weighted Average Grant Date Fair Value	$ 29.88
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	2
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	5

[1]	Weighted-average per share
[2]	Includes the fair value of shares vested in prior years and delivered in the reporting year